FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 2 (Details) - Level 2 - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	$ 618	$ 271
Derivative liabilities, fair value	(304)	(245)
Total interest rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount
Derivative assets, fair value	0
Derivative liabilities, notional amount
Derivative liabilities, fair value	0
Other interest rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	22
Derivative assets, fair value	0
Derivative liabilities, notional amount	10
Derivative liabilities, fair value	0
Total foreign exchange rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	106	119
Derivative liabilities, fair value	(170)	(90)
Forward purchase contracts
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	356	1,187
Derivative assets, fair value	2	29
Derivative liabilities, notional amount	2,199	2,633
Derivative liabilities, fair value	(113)	(36)
Forward sale contracts
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	847	1,716
Derivative assets, fair value	24	42
Derivative liabilities, notional amount	371	705
Derivative liabilities, fair value	(19)	(4)
Currency swaps purchase
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	260	0
Derivative assets, fair value	36	0
Derivative liabilities, notional amount	0	500
Derivative liabilities, fair value	0	(41)
Exchange option purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	2,938	2,317
Derivative assets, fair value	18	38
Derivative liabilities, notional amount	1,176	1,030
Derivative liabilities, fair value	(15)	(4)
Exchange options sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	2,960	1,213
Derivative assets, fair value	26	10
Derivative liabilities, notional amount	1,208	1,418
Derivative liabilities, fair value	(23)	(5)
Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	512	152
Derivative liabilities, fair value	(134)	(155)
Term contracts sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	567	250
Derivative assets, fair value	38	29
Derivative liabilities, notional amount	370	182
Derivative liabilities, fair value	(46)	(7)
Term contracts purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,673	419
Derivative assets, fair value	473	117
Derivative liabilities, notional amount	854	1,479
Derivative liabilities, fair value	(87)	(142)
Options sales/purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	47	12
Derivative assets, fair value	1	6
Derivative liabilities, notional amount	48	10
Derivative liabilities, fair value	$ (1)	$ (6)